Investments in Subsidiaries - Schedule of Direct Cost Measured at Fair Market Value (Details)	12 Months Ended
Sep. 30, 2015 USD ($)
Aqua Mining (PNG) [Member]
Investment	$ 34
Ownership	90.00%
Angel Jade Pty, Ltd [Member]
Investment	$ 104,000
Ownership	70.00%